DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details)						3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 28, 2023 USD ($) $ / shares	Jul. 29, 2022 USD ($) director item	Jul. 13, 2021 USD ($) $ / shares shares	Jul. 09, 2021 USD ($) $ / shares shares	Feb. 26, 2021 item	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 23, 2022 USD ($)	Jul. 15, 2021 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Condition for future business combination number of businesses minimum | item					1
Gross proceeds							$ 140,317,771
Payments for investment of cash in trust account							$ 146,625,000
Condition for future business combination use of proceeds percentage						80		80
Condition for future business combination threshold percentage ownership						50		50
Condition for future business combination threshold net tangible assets						$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent						15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%		100.00%
Redemption period upon closure						24 months		24 months
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						10 days		10 days
Maximum allowed dissolution expenses						$ 100,000		$ 100,000
cash on hand		$ 50,000,000
Number of board of directors | director		7
Number of individuals nominated by Marti | director		6
Number of individuals nominated by call away | director		1
Number of classes of directors | item		3
Term of directors per each class		3 years
Aggregate principal amount		$ 49,500,000
Minimum cash condition		$ 150,000,000
Percentage of interest payable semi-annually		15.00%
Percentage of interest payable interest payable in cash		10.00%
Percentage of interest payable interest payable in kind		5.00%
Cash						142,759		251,865
Working Capital						$ 3,187,515		$ 2,830,289
Investor Rights Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Number of board of directors | director		7
Number of individuals nominated by Marti | director		6
Number of individuals nominated by call away | director		1
Number of classes of directors | item		3
Term of directors per each class		3 years
Subscription Arrangements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
cash on hand									$ 20,000,000
Aggregate principal amount		$ 18,000,000
Minimum cash condition		$ 150,000,000
Percentage of interest payable semi-annually		12.00%							15.00%
Percentage of interest payable interest payable in cash		8.00%							10.00%
Percentage of interest payable interest payable in kind		4.00%							5.00%
Subscription Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Aggregate principal amount		$ 47,500,000
Subsequent Event | Second PIPE Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Aggregate principal amount	$ 35,500,000
Threshold consecutive trading days for redemption of public warrants	20 days
Percentage of ordinary shares outstanding	9.99%
Percentage of increase or decrease in beneficial ownership	19.99%
Percentage of daily volume weighted average price	10.00%
Subsequent Event | Second PIPE Amendment | Minimum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Percentage of decrease of conversation rate premium	15.00%
Common shares, par value (in dollars per share) | $ / shares	$ 1.65
Subsequent Event | Second PIPE Amendment | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Percentage of decrease of conversation rate premium	10.00%
Common shares, par value (in dollars per share) | $ / shares	$ 11.00
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares				7,250,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares			12,500,000	12,500,000
Gross proceeds			$ 125,000,000	$ 125,000,000
Price per share | $ / shares			$ 10.00	$ 10.00
Payments for investment of cash in trust account			$ 146,625,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares						6,500,000		6,500,000
Price of warrant | $ / shares						$ 1.00		$ 1.00
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares			1,875,000
Gross proceeds			$ 18,750,000
Price per share | $ / shares			$ 10.00
Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares										750,000
Price of warrant | $ / shares										$ 1.00
Sponsor | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY
Sale of Private Placement Warrants (in shares) | shares			7,250,000
Price of warrant | $ / shares			$ 1.00	$ 1.00